Benefit Plans - Investment of Fair Value of Plan Assets as a Percentage of the Total (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	69.50%	70.30%
Debt securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	28.00%	28.10%
Cash and cash equivalents
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	2.50%	1.60%